FINANCIAL ASSETS AND LIABILITIES - Classification of Financial Instruments (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Amortized cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 67,251,290	$ 62,383,813
Amortized cost | Long-term debt and other debts | Long-term debt and other debts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	159,354,331	110,673,348
FVTPL | Share warrant obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,694,200	23,243,563
Amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	44,152,979	88,266,985
Amortized cost | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	44,868,989	25,684,870
Amortized cost | Incentives and other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 27,625,113	$ 25,312,738